Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 24, 2021 USD ($) $ / shares shares	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)	Sep. 01, 2021 CAD ($) Share $ / $	Aug. 30, 2021 CAD ($) Share
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from underwritten public offering		$ 46,140	$ 186,673
Closing of Underwritten Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from underwritten public offering	$ 144,786
Number of units issued in underwritten public offering | shares	49,080,024
Units issued, price per unit | $ / shares	$ 2.95
Exercise price of warrants | $ / shares	$ 3.45
Acquisition of Private Cannabis Licensed Producer Redecan
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred					$ 400,000
Number of shares issued | Share					69,721,116
Equity interests of acquirer					$ 214,043
Acquisition of 48North Cannabis Corp.
Disclosure of non-adjusting events after reporting period [line items]
Conversion rate of acquired shares to issued shares | $ / $				0.02366
Number of shares issued | Share				5,352,005
Equity interests of acquirer				$ 16,951